LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) ft² Vehicles	Jan. 02, 2019 USD ($)
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Subsidiaries lease, area | ft²	3,000
Subsidiaries lease, monthly rent	$ 33
Subsidiaries lease, expiration date	Oct. 31, 2022
Subsidiaries lease, extention period	3 years
Number of vehicles in operating lease arrangements | Vehicles	13
Period of vehicles operating lease arrangements	three years
Depreciation expenses Amortization of the right-of-use asset	$ 575
Intrest expenses in lease liability	139
Amount of lease expenses	630
Amount of lease liability under long term debt and current maturity	$ 2,006	$ 2,522
Minimum [Member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Weighted average incremental borrowing	0.10%
Maximum [Member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Weighted average incremental borrowing	6.70%
Subsidiary [Member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Subsidiaries lease, monthly rent	$ 4
Subsidiaries lease, expiration date	Apr. 30, 2022
NIS [member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Subsidiaries lease, monthly rent	$ 116
EUR [member] | Subsidiary [Member]
DisclosureOfFinanceLeaseAndOperatingLeaseByLesseeLineItems [Line Items]
Subsidiaries lease, monthly rent	$ 3,500